SCHEDULE OF NET EARNINGS PER SHARE (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Income (Loss) to common shareholders (Numerator)	$ (476,094)	$ (471,004)	$ (1,809,962)	$ (3,177,532)
Basic weighted average number of common shares outstanding (Denominator)	704,599,512	704,599,512	704,599,512	705,030,048
Diluted weighted average number of common shares outstanding (Denominator)	704,599,512	704,599,512	704,599,512	705,030,048